Operating Segments	12 Months Ended
Dec. 31, 2018
Operating Segments
OPERATING SEGMENTS
NOTE 21:-	OPERATING SEGMENTS

The Group applies the principles of IFRS 8, "Operating Segments" ("IFRS 8"), regarding operating segments. The segment reporting is based on internal management reports of the Group's management, which are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Group's management determined that since October 3, 2018, following the acquisition of THR (see Note 5), the Group has two reportable segments:

1.	Development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company's operation); and

2.	Pain clinic services, including lab services (THR's operation).

Due to the fact that both segments do not generate any revenues, and the economic situation of THR (as described in Note 5), the Group decided that a detailed note regarding operating segments will not add any material information to the financial statements, which was not already disclosed in Note 5.